Financial Risk Management - Summary of Contractual Cash Flows for Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 545,472	€ 399,186
Lease liabilities	98,793	109,191
Trade payables	94,566	101,032
Total financial liabilities	738,831	609,409
Total financial liabilities	882,127	767,359
Borrowings	797,030	605,810
Lease liabilities	114,867	128,763
Trade payables	94,566	101,032
Total financial liabilities	1,006,463	835,605
Within 1 year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	11,708	12,130
Lease liabilities	14,385	13,996
Trade payables	94,566	101,032
Total financial liabilities	120,659	127,158
Within 1 to 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	742,925	48,519
Lease liabilities	51,426	53,821
Total financial liabilities	794,351	102,340
After 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	42,397	545,161
Lease liabilities	49,056	60,946
Total financial liabilities	€ 91,453	€ 606,107